SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Liabilities
Balance at beginning of the year/period	$ 5,236	$ 6,660	$ 6,960
Decrease in contract liabilities as a result of recognizing revenue during the year/period that was included in the contract liabilities at the beginning of the year/period	(362)	(461)	(4,609)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year/period in respect of machines still under production			4,309
Balance at end of the year/period	$ 4,874	$ 6,199	$ 6,660